Segment Information - Summary of Carrying Amounts of Property, Plant and Equipment Pertaining to Group's Major Operations (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	₽ 197,875	₽ 204,353	₽ 215,844	₽ 224,299
Operating Segments [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	231,115	240,452
Operating Segments [member] | Domestic - Russia [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	228,825	238,175
Operating Segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	1,407	1,415
Operating Segments [member] | Austria [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	589	581
Operating Segments [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	216	206
Operating Segments [member] | Romania [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	41	40
Operating Segments [member] | Domestic - Other [member]
Disclosure of geographical areas [line items]
Carrying amounts of property, plant and equipment pertaining to major operations	₽ 37	₽ 35